Commitments and Contingencies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Outstanding receivables	$ 389,911	$ 392,410
Threatened claims and litigation